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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment No.: __________
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  David L. Warnock
Title: Managing Member
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ David L. Warnock,                   Baltimore, Maryland,   November 13, 2009
-------------------------------------   --------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        43
Form 13F Information Table Value Total:   $55,413 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

          Column 1            Column 2  Column 3 Column 4       Column 5       Column 6  Column 7         Column 8
---------------------------- --------- --------- -------- ------------------- ---------- -------- -----------------------
                                                                                                      Voting Authority
                              Title of             Value    Shrs or  Sh/ Put/ Investment   Other  -----------------------
       Name of Issuer          Class     CUSIP   (x$1000)   Prn Amt  Prn Call Discretion Managers    Sole    Shared Other
---------------------------- --------- --------- -------- ---------- -------- ---------- -------- ---------- ------ -----
PHC INC MASS                 CL A      693315103  $ 2,993  2,453,288 SH       Defined    N/A       2,453,288
TIER TECHNOLOGIES INC        CL B      88650Q100  $ 1,771    208,893 SH       Defined    N/A         208,893
RAMTRON INTL CORP            COM NEW   751907304  $   798    315,309 SH       Defined    N/A         315,309
AMERICAN PHYSICIANS SVC GROU COM       028882108  $   701     30,424 SH       Defined    N/A          30,424
ABOVENET INC                 COM       00374N107  $   600     12,310 SH       Defined    N/A          12,310
CENTRAL SECS CORP            COM       155123102  $   674     38,700 SH       Defined    N/A          38,700
ATLAS ACQUISITION HLDGS CORP COM       049162100  $   665     67,400 SH       Defined    N/A          67,400
BRIDGEPOINT ED INC           COM       10807M105  $   814     53,325 SH       Defined    N/A          53,325
GLOBAL CONSUMER ACQST CORP   COM       378983100  $    23      2,350 SH       Defined    N/A           2,350
ALLIED NEVADA GOLD CORP      COM       019344100  $   490     50,000 SH       Defined    N/A          50,000
LIBERTY ACQUISITION HLDGS CO COM       53015Y107  $   675     71,000 SH       Defined    N/A          71,000
GLOBAL BRANDS ACQUISITION CO COM       378982102  $   753     76,200 SH       Defined    N/A          76,200
TRIAN ACQUISITION I CORP     COM       89582E108  $   657     67,500 SH       Defined    N/A          67,500
GOLDEN POND HEALTHCARE INC   COM       38116J109  $   666     85,000 SH       Defined    N/A          85,000
OVERTURE ACQUISITION CORP    SHS       G6830P100  $   680     68,500 SH       Defined    N/A          68,500
HILLTOP HOLDINGS INC         COM       432748101  $ 1,337    109,068 SH       Defined    N/A         109,068
CAPELLA EDUCATION COMPANY    COM       139594105  $   843     12,521 SH       Defined    N/A          12,521
AMERICAN ITALIAN PASTA CO    CL A      027070101  $   163      6,000 SH       Defined    N/A           6,000
ARROW FINL CORP              COM       042744102  $   831     30,449 SH       Defined    N/A          30,449
HECKMANN CORP                COM       422680108  $   813    177,500 SH       Defined    N/A         177,500
CARRIZO OIL & CO INC         COM       144577103  $   318     13,000 SH       Defined    N/A          13,000
EXTERRAN HLDGS INC           COM       30225X103  $   309     13,000 SH       Defined    N/A          13,000
MAIDEN HOLDINGS LTD          SHS       G5753U112  $ 1,305    179,550 SH       Defined    N/A         179,550
MEADOWBROOK INS GROUP INC    COM       58319P108  $   349     47,100 SH       Defined    N/A          47,100
LIQUIDITY SERVICES INC       COM       53635B107  $   706     68,400 SH       Defined    N/A          68,400
EPIQ SYS INC                 COM       26882D109  $   386     26,650 SH       Defined    N/A          26,650
ZAPATA CORP                  COM PAR $ 989070602  $   370     53,200 SH       Defined    N/A          53,200
ONEBEACON INSURANCE GROUP LT CL A      G67742109  $   851     61,915 SH       Defined    N/A          61,915
STRAYER ED INC               COM       863236105  $   762      3,500 SH       Defined    N/A           3,500
JAGUAR MNG INC               COM       47009M103  $   446     50,000 SH       Defined    N/A          50,000
GEN-PROBE INC NEW            COM       36866T103  $   538     12,975 SH       Defined    N/A          12,975
LUFKIN INDS INC              COM       549764108  $   348      6,550 SH       Defined    N/A           6,550

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
PETROHAWK ENERGY CORP        COM       716495106  $   327     13,500 SH       Defined    N/A          13,500
PSYCHIATRIC SOLUTIONS INC    COM       74439H108  $   519     19,400 SH       Defined    N/A          19,400
QUICKSILVER RESOURCES INC    COM       74837R104  $   333     23,500 SH       Defined    N/A          23,500
TOWER BANCORP INC            COM       891709107  $   342     13,000 SH       Defined    N/A          13,000
UNIFIRST CORP MASS           COM       904708104  $   342      7,700 SH       Defined    N/A           7,700
UNIT CORP                    COM       909218109  $   314      7,600 SH       Defined    N/A           7,600
ELDORADO GOLD CORP NEW       COM       284902103  $   456     40,000 SH       Defined    N/A          40,000
NOBEL LEARNING CMNTYS INC    COM       654889104  $16,586  1,768,213 SH       Defined    N/A       1,768,213
ATRICURE INC                 COM       04963C209  $ 4,846  1,026,721 SH       Defined    N/A       1,026,721
CIBT EDUCATION GROUP INC     COM       17163Y102  $ 6,537 10,894,558 SH       Defined    N/A      10,894,558
PET DRX CORPORATION          COM       715813101  $ 1,176  2,028,037 SH       Defined    N/A       2,028,037